Offerings	Mar. 20, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, or pre-funded warrants to purchase shares of common stock, par value $0.001, per share
Maximum Aggregate Offering Price	$ 12,000,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,657.2
Offering Note
(1)

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act of 1933, as amended (the “Securities Act”). Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions.

In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the pre-funded warrants registered hereby.

The proposed maximum aggregate offering price of the shares of Common Stock, proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the shares of Common Stock and pre-funded warrants (including the shares of Common Stock issuable upon exercise of the pre-funded warrants), if any, is $12,000,000.

The registrant may issue pre-funded warrants to purchase shares of Common Stock in the offering. The purchase price of each pre-funded warrant will equal the price per share of Common Stock, minus $0.001, and the exercise price of each pre-funded warrant will be $0.001 per share of Common Stock.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of pre-funded warrants
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
(2)

The proposed maximum aggregate offering price of the shares of Common Stock, proposed to be sold in the offering will be reduced on a dollar-for-dollar basis based on the offering price of any pre-funded warrants offered and sold in the offering, and as such the proposed maximum offering price of the shares of Common Stock and pre-funded warrants (including the shares of Common Stock issuable upon exercise of the pre-funded warrants), if any, is $12,000,000.

The registrant may issue pre-funded warrants to purchase shares of Common Stock in the offering. The purchase price of each pre-funded warrant will equal the price per share of Common Stock, minus $0.001, and the exercise price of each pre-funded warrant will be $0.001 per share of Common Stock.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Placement agent warrants to purchase shares of common stock, par value $0.0001 per share
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
(3)	In accordance with Rule 457(g) under the Securities Act, no separate registration fee is required with respect to the placement agent warrants registered hereby.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, issuable upon exercise of placement agent warrants
Maximum Aggregate Offering Price	$ 960,000
Fee Rate	0.01381%
Amount of Registration Fee	$ 132.58
Offering Note
(4)

Estimated solely for the purpose of calculating the amount of the registration fee in accordance with Rule 457(o) under the Securities Act. Pursuant to Rule 416, there are also being registered such indeterminable additional securities as may be issued or resold to prevent dilution as a result of stock splits, stock dividends, recapitalizations, combinations, or similar transactions.

The warrants registered hereby are exercisable for a number of shares of common stock that is equal to 8% of the aggregate number of shares of common stock and pre-funded warrants sold in this offering, at an assumed per share exercise price equal to 100% of the public offering price of the shares being offered to the investors in this offering.